CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Kibali Jersey Limited [member]	Issued capital [member]		Issued capital [member] Kibali Jersey Limited [member]	Share premium [member]		Share premium [member] Kibali Jersey Limited [member]	Other reserves [member]		Other reserves [member] Kibali Jersey Limited [member]	Retained Earnings [Member]		Retained Earnings [Member] Kibali Jersey Limited [member]	Equity attributable to owners of parent [member]		Equity attributable to owners of parent [member] Kibali Jersey Limited [member]	Non-controlling interests [member]		Non-controlling interests [member] Kibali Jersey Limited [member]
Balance at the beginning of the year at Dec. 31, 2014		$ 3,302,954		$ 2,720,055	$ 4,634		$ 5	$ 1,450,984		$ 2,493,612	$ 67,254		$ (3,144)	$ 1,575,218		$ 204,060	$ 3,098,090		$ 2,694,533	$ 204,864		$ 25,522
Balance (in shares) at Dec. 31, 2014		92,674,085					5,000
Share of other comprehensive income of joint ventures		$ 1,572			0			0			1,572			0			1,572			0
Fair value movement on available-for-sale financial assets		(561)		(29)	0		$ 0	0		0	(561)		(29)	0		0	(561)		(29)	0		0
Total other comprehensive expense		1,011		3,144	0		0	0		0	1,011		3,144	0		0	1,011		3,144	0		0
Net profit for the period		212,775		137,985	0		0	0		0	0		0	188,677		135,883	188,677		135,883	24,098		2,102
Total comprehensive income/(expense) for the period		213,786		141,129	0		0	0		0	1,011		3,144	188,677		135,883	189,688		139,027	24,098		2,102
Share-based payments		21,915			0			0			21,915			0			21,915			0
Share options exercised		$ 289			1			288			0			0			289			0
Share options exercised (in shares)		12,000
Reserves transfer on exercise of options previously expensed under IFRS 2	[1]	$ 0			0			77			(77)			0			0			0
Shares vested	[1]	$ 2,217			15			25,300			(23,098)			0			2,217			0
Shares vested (in shares)	[1]	296,200
Dividends				(70,000)			0			0			0			(70,000)			(70,000)			0
Dividend relating		$ (38,600)			12			17,132			0			(55,744)			(38,600)			0
Dividend relating (in shares)		250,635
Recycling of permanent losses on available-for-sale asset				3,173			0			0			3,173			0			3,173			0
Non-controlling interest share of Gounkoto dividend		$ (10,256)			0			0			0			0			0			(10,256)
Balance at the end of the year at Dec. 31, 2015		$ 3,492,305		2,791,184	4,662		$ 5	1,493,781		2,493,612	67,005		0	1,708,151		269,943	3,273,599		2,763,560	218,706		27,624
Balance (in shares) at Dec. 31, 2015		93,232,920					5,000
Share of other comprehensive income of joint ventures	[2]	$ 6			0			0			6			0			6			0
Fair value movement on available-for-sale financial assets		1,600	[2]	13	0	[2]	$ 0	0	[2]	0	1,600	[2]	13	0	[2]	0	1,600	[2]	13	0	[2]	0
Total other comprehensive expense		1,606		13	0		0	0		0	1,606		13	0		0	1,606		13	0		0
Net profit for the period		294,221		49,690	0		0	0		0	0		0	247,474		57,537	247,474		57,537	46,747		(7,847)
Total comprehensive income/(expense) for the period		295,827		49,703	0		0	0		0	1,606		13	247,474		57,537	249,080		57,550	46,747		(7,847)
Share-based payments		22,545			0			0			22,545			0			22,545			0
Share options exercised		$ 3,233			5			3,228			0			0			3,233			0
Share options exercised (in shares)		109,413
Reserves transfer on exercise of options previously expensed under IFRS 2		$ 0			0	[1]		1,052	[1]		(1,052)	[1]		0	[1]		0	[1]		0
Shares vested	[1]	$ 2,711			18			29,656			(26,963)			0			2,711			0
Shares vested (in shares)	[1]	358,329
Dividends				(60,000)			0			0			0			(60,000)			(60,000)			0
Dividend relating		$ (52,091)			5			9,609			0			(61,705)			(52,091)			0
Dividend relating (in shares)		103,090
Recycling of permanent losses on available-for-sale asset				0
Non-controlling interest share of Gounkoto dividend		$ (11,855)			0			0			0			0			0			(11,855)
Purchase of additional share in Tongon		(718)			0			0			0			(378)			(378)			(340)
Balance at the end of the year at Dec. 31, 2016		$ 3,751,957		2,780,887	4,690		$ 5	1,537,326		2,493,612	63,141		13	1,893,542		267,480	3,498,699		2,761,110	253,258		19,777
Balance (in shares) at Dec. 31, 2016		93,803,752					5,000
Share of other comprehensive income of joint ventures	[2]	$ (17)			0			0			(17)			0			(17)			0
Fair value movement on available-for-sale financial assets				(33)			$ 0			0			(33)			0			(33)			0
Total other comprehensive expense		(17)		(33)	0		0	0		0	(17)		(33)	0		0	(17)		(33)	0		0
Net profit for the period		335,047		13,984	0		0	0		0	0		0	278,017		26,341	278,017		26,341	57,030		(12,357)
Total comprehensive income/(expense) for the period		335,030		13,951	0		0	0		0	(17)		(33)	278,017		26,341	278,000		26,308	57,030		(12,357)
Shares issued to equity owners				30,000			0			30,000			0			0			30,000			0
Share-based payments		21,779			0			0			21,779			0			21,779			0
Share options exercised		$ 277			1			276			0			0			277			0
Share options exercised (in shares)		10,306
Reserves transfer on exercise of options previously expensed under IFRS 2	[1]	$ 0			0			72			(72)			0			0			0
Shares vested	[1]	$ 1,646			16			25,687			(24,057)			0			1,646			0
Shares vested (in shares)	[1]	310,814
Dividend relating		$ (94,046)			0			0			0			(94,046)			(94,046)			0
Dividend relating (in shares)		0
Recycling of permanent losses on available-for-sale asset				0
Non-controlling interest share of Gounkoto dividend		$ (24,374)			0			0			0			0			0			(24,374)
Balance at the end of the year at Dec. 31, 2017		$ 3,992,269		$ 2,824,838	$ 4,707		$ 5	$ 1,563,361		$ 2,523,612	$ 60,774		$ (20)	$ 2,077,513		$ 293,821	$ 3,706,355		$ 2,817,418	$ 285,914		$ 7,420
Balance (in shares) at Dec. 31, 2017		94,124,872		4,648			5,000

[1]	Restricted shares were issued as remuneration to executive directors and senior management. Shares were also issued to executive directors following approval of their annual bonuses and to non-executive directors as fees. The transfer between ‘other reserves’ and ‘share premium’ in respect of the shares vested represents the cost calculated in accordance with IFRS 2.
[2]	Other reserves include the cumulative charge recognized under IFRS 2 in respect of share option schemes (net of amounts transferred to share capital and share premium) as well as the foreign currency translation reserve and the movements in available-for-sale financial assets.